Consolidation and Basis of Presentation and Significant Accounting Policies - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2013 Property States	Mar. 31, 2012	Dec. 31, 2012
Real Estate Properties [Line Items]
Number of units under development community	774
Number of owned or owned interests of apartment communities	151
Number of apartments included in a community	44,547
Capital improvements in progress	$ 51,016		$ 50,844
Number of Development Properties	3
Number of states in which apartment units are located	12
Operating partnership units outstanding	41,796,045	40,390,861
General Partners' Capital Account, Units Outstanding	40,088,385	38,455,153	39,721,461
Limited Liability Company (LLC) or Limited Partnership (LP), Managing Member or General Partner, Ownership Interest	95.90%	95.20%
Limited Partners' Capital Account, Units Outstanding	1,707,660	1,935,708	1,731,672
Percentage of Consolidated Rental Revenue Generated by the Operating Partnership	90.00%	89.50%
Development Properties [Member]
Real Estate Properties [Line Items]
Number of owned or owned interests of apartment communities	2
Number of apartments included in a community	106
Mid America Multifamily Fund I, LLC
Real Estate Properties [Line Items]
Number Of Properties Acquired	1
Number Of Units Acquired In Real Estate Property	316
Mid America Multifamily Fund II, LLC
Real Estate Properties [Line Items]
Number Of Properties Acquired	4
Number Of Units Acquired In Real Estate Property	1,156
Under Development
Real Estate Properties [Line Items]
Number of owned or owned interests of apartment communities	4
Square Footage of Real Estate Property	107,000
Expected Costs [Member]
Real Estate Properties [Line Items]
Capital improvements in progress	101,300
Costs Incurred to Date [Member]
Real Estate Properties [Line Items]
Capital improvements in progress	$ 56,300
Minimum [Member]
Real Estate Properties [Line Items]
Percentage Of Ownership Interests	70.00%
Maximum [Member]
Real Estate Properties [Line Items]
Percentage Of Ownership Interests	100.00%